Income taxes (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions [Line Items]
Deferred tax asset	$ (666,457,000)	$ (843,131,000)	$ (892,860,000)
Income tax expense	187,719,000	84,874,000
Income tax losses carried forward	1,960,169,000	1,827,706,000
Temporary differences related to loss carry forwards where no future benefit has been recognized	1,634,391,000	1,542,137,000
Switzerland [Member]
Provisions [Line Items]
Income tax expense	$ 3,307,800	$ 4,005,000